Deposits	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits
Deposits
At December 31, 2017 and 2016, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2017	2016
Non-interest bearing	$1,633,941	$1,523,417
Interest bearing	4,183,385	3,998,539
Total	$5,817,326	$5,521,956

At December 31, 2017, the maturities of time deposits were as follows:

(In thousands)
2018	$590,331
2019	217,286
2020	119,452
2021	51,958
2022	53,917
After 5 years	532
Total	$1,033,476

At December 31, 2017 and 2016, respectively, Park had approximately $24.9 million and $26.5 million of deposits received from executive officers, directors and related entities of directors.

Time deposits that exceed the FDIC Insurance limit of $250,000 at December 31, 2017 and 2016 were $36.3 million and $43.3 million, respectively.